T. ROWE PRICE New Jersey Tax-Free Bond Fund
May 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.4%
DELAWARE 3.1%
Delaware River & Bay Auth., 4.00%, 1/1/41  770 800
Delaware River & Bay Auth., 4.00%, 1/1/42  550 566
Delaware River & Bay Auth., 4.00%, 1/1/44  4,000 4,122
Delaware River & Bay Auth., 4.00%, 1/1/46  1,000 1,018
Delaware River & Bay Auth., 5.00%, 1/1/40 (1) 465 528
Delaware River & Bay Auth., 5.00%, 1/1/41 (1) 480 544
Delaware River & Bay Auth., 5.00%, 1/1/42 (1) 520 588
Delaware River & Bay Auth., Series A, 5.00%, 1/1/44  2,000 2,076
Delaware River & Bay Auth., Series C, 5.00%, 1/1/28  2,500 2,616
12,858
GUAM 0.3%
Guam Power Auth., Series A, 5.00%, 10/1/40 (1) 1,255 1,346
1,346
NEW JERSEY 86.0%
Atlantic County Improvement Auth., Stockton Univ., 4.00%,
7/1/47 (2) 1,000 1,003
Atlantic County Improvement Auth., Stockton Univ., 4.00%,
7/1/53 (2) 2,000 2,002
Burlington County Bridge Commission, 4.00%, 10/1/29  1,470 1,550
Burlington County Bridge Commission, 5.00%, 10/1/24  1,000 1,041
Burlington County Bridge Commission, 5.00%, 10/1/25  585 608
Burlington County Bridge Commission, 5.00%, 10/1/27  1,000 1,103
Burlington County Bridge Commission, 5.00%, 10/1/28  1,280 1,402
Burlington County Bridge Commission, 5.00%, 4/15/29  500 567
Burlington County Bridge Commission, 5.00%, 4/15/30  1,085 1,228
Burlington County Bridge Commission, 5.00%, 4/15/31  1,000 1,130
Burlington County Bridge Commission, Gov't. Loan Program,
Series A, 5.00%, 12/1/24  700 710
Essex County Improvement Auth., Charter School, 4.00%, 6/15/51  1,100 1,025
Essex County Improvement Auth., Charter School, 4.00%, 6/15/56  1,755 1,594
Essex County Improvement Auth., NJIT Student Housing, Series A,
4.00%, 8/1/51 (3) 1,000 991
Essex County Improvement Auth., NJIT Student Housing, Series A,
4.00%, 8/1/56 (3) 1,500 1,482
Essex County Improvement Auth., PJ Consolidation, 5.50%,
10/1/27 (4) 2,205 2,574
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2) 5,600 6,421
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/37  510 534
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/38  500 522

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/39  450 468
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/46 (3) 750 758
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/51 (3) 1,000 1,010
Gloucester County Improvement Auth., Rowan Univ., Series A,
5.00%, 11/1/28 (2) 1,750 1,922
Gloucester County Improvement Auth., Rowan Univ., Series A,
5.00%, 11/1/29 (2) 1,285 1,408
Hudson County Improvement Auth., 4.00%, 1/1/38  1,000 1,030
Hudson County Improvement Auth., Vocational Technical Schools,
5.25%, 5/1/51  7,000 7,549
Mercer County Improvement Auth., 4.00%, 4/1/33  1,000 1,064
Middlesex County, Civic Square IV Redev., COP, 5.00%, 10/15/31  1,465 1,643
Monmouth County Improvement Auth., Series B, 4.00%, 12/1/37  750 789
Monmouth County Improvement Auth., Series B, 4.00%, 12/1/38  1,000 1,044
Monmouth County Improvement Auth., Series B, 4.00%, 12/1/39  790 818
Monmouth County Improvement Auth., Gov't. Pooled Loan, 5.00%,
12/1/29  400 427
Monmouth County Improvement Auth., Gov't. Pooled Loan, 5.00%,
12/1/30  280 298
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series A, 4.00%, 8/1/37  275 289
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series A, 4.00%, 8/1/38  225 234
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series A, 4.00%, 8/1/39  200 207
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series B, 5.00%, 7/15/35  1,250 1,368
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series B, 5.00%, 7/15/36  1,000 1,093
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/24  800 841
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/26 (Prerefunded 3/1/24) (5) 1,650 1,740
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/27 (Prerefunded 3/1/24) (5) 1,785 1,883
New Brunswick Parking Auth., 5.00%, 9/1/26 (3) 320 347
New Brunswick Parking Auth., 5.00%, 9/1/27 (3) 375 406
New Brunswick Parking Auth., 5.00%, 9/1/28 (3) 605 653
New Jersey Economic Dev. Auth., Series A, 4.00%, 7/1/32  4,040 4,103
New Jersey Economic Dev. Auth., Series A, 5.00%, 7/1/33  2,000 2,138
New Jersey Economic Dev. Auth., Series QQQ, 4.00%, 6/15/38  600 605
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (6) 1,500 1,399

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 4.00%, 6/15/29 (7) 600 606
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/39 (7) 1,150 1,174
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (7) 1,105 1,116
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/54 (7) 375 378
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (6) 1,000 1,018
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  4,000 4,157
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/24 (6) 850 879
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (2)(6) 1,500 1,540
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (6) 2,035 2,079
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/39 (2)(6) 1,030 1,055
New Jersey Economic Dev. Auth., Goethals Bridge, 5.25%,
1/1/25 (6) 1,395 1,443
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (6) 6,175 6,310
New Jersey Economic Dev. Auth., Gov't. Building, Series A, 5.00%,
6/15/23  1,695 1,749
New Jersey Economic Dev. Auth., Gov't. Building, Series A, 5.00%,
6/15/42  2,000 2,128
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  910 906
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  2,470 2,359
New Jersey Economic Dev. Auth., Middlesex Water, 4.00%,
8/1/59 (6) 5,070 5,112
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (6) 1,425 1,553
New Jersey Economic Dev. Auth., Middlesex Water, Series A,
5.00%, 10/1/23  1,210 1,261
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Series A, 5.25%, 7/1/26 (4)(8) 190 212
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (4) 810 886
New Jersey Economic Dev. Auth., Natural Gas Company Project,
Series C, VRDN, 2.45%, 4/1/59 (Tender 4/1/26) (6) 1,500 1,489
New Jersey Economic Dev. Auth., NJ Transit Transportation
Project, 4.00%, 11/1/39  890 894
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (6) 2,075 2,197

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (6) 3,075 3,220
New Jersey Economic Dev. Auth., Provident Group-Montclair Univ.
Student Housing, 5.00%, 6/1/37 (2) 1,000 1,097
New Jersey Economic Dev. Auth., Provident Group-Montclair Univ.
Student Housing, 5.00%, 6/1/42 (2) 3,250 3,537
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,020 3,912
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/35  1,000 1,066
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/42  2,250 2,382
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project, 5.00%,
6/1/32  2,270 2,446
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.00%, 6/15/37 (6) 1,765 1,767
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.125%, 6/15/43 (6) 3,250 3,254
New Jersey Economic Dev. Auth., United Methodist Homes,
5.00%, 7/1/34  2,000 2,010
New Jersey Economic Dev. Auth., United Methodist Homes,
Series A, 5.00%, 7/1/29  2,690 2,738
New Jersey EFA, Series C, 4.00%, 7/1/50 (2) 2,000 2,027
New Jersey EFA, College of New Jersey, Series A, 4.00%,
7/1/47 (2) 750 763
New Jersey EFA, College of New Jersey, Series A, 4.00%,
7/1/52 (2) 750 761
New Jersey EFA, College of New Jersey, Series F, 4.00%, 7/1/35
(Prerefunded 7/1/26) (5) 220 236
New Jersey EFA, College of New Jersey, Series G, 5.00%, 7/1/30  1,214 1,288
New Jersey EFA, College of New Jersey, Series G, 5.00%, 7/1/30
(Prerefunded 7/1/25) (5) 786 853
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  1,000 937
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45  2,000 2,142
New Jersey EFA, Higher Ed. Fac. Trust Fund, 5.00%, 6/15/26  2,230 2,326
New Jersey EFA, Kean Univ., Series H, 5.00%, 7/1/28 (2) 2,000 2,144
New Jersey EFA, Montclair State Univ., Series A, 5.00%, 7/1/32  1,010 1,053
New Jersey EFA, Montclair State Univ., Series A, 5.00%, 7/1/39  3,275 3,389
New Jersey EFA, Montclair State Univ., Series D, 5.00%, 7/1/34  2,090 2,213
New Jersey EFA, Montclair State Univ., Series D, 5.00%, 7/1/36  1,000 1,056
New Jersey EFA, Princeton Univ., Series A, 4.00%, 7/1/28  2,000 2,069
New Jersey EFA, Princeton Univ., Series A, 5.00%, 7/1/26  3,500 3,903
New Jersey EFA, Princeton Univ., Series C, 5.00%, 7/1/29  500 565
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/26 (2) 1,250 1,371
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (2) 2,000 2,190
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/38  500 507
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/42  3,500 3,671

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/35  1,000 1,064
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/36  1,640 1,743
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/37  2,000 2,124
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/47  1,600 1,672
New Jersey EFA, Stockton Univ., Series A, 5.00%, 7/1/35 (2) 2,000 2,154
New Jersey EFA, William Paterson Univ., 4.00%, 7/1/36 (2) 135 139
New Jersey EFA, William Paterson Univ., 4.00%, 7/1/38 (2) 250 255
New Jersey EFA, William Paterson Univ., 5.00%, 7/1/33 (2) 270 311
New Jersey HCFFA, AHS Hosp., 4.00%, 7/1/41  2,500 2,516
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/23  2,750 2,847
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27  110 110
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/46  1,500 1,278
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/51  3,000 2,441
New Jersey HCFFA, Barnabas Health Obligated Group, 4.00%,
7/1/51  3,150 3,173
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.00%, 7/1/32  1,250 1,346
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,665 3,897
New Jersey HCFFA, Hunterdon Medical Center, 5.00%, 7/1/45
(Prerefunded 7/1/24) (5) 2,600 2,758
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/30  4,000 4,273
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33  2,360 2,501
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34  1,365 1,445
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42  5,000 5,304
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/25  1,000 1,003
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/26  2,105 2,111
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/27  2,000 2,006
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/32  3,000 3,090
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/28  1,720 1,873
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39  4,500 4,815
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.00%, 7/1/43  3,650 3,781
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/29  3,500 3,775
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  2,600 2,750

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey HCFFA, RWJ Barnabas Health, Series B-3, VRDN,
5.00%, 7/1/45 (Tender 7/1/26)  2,435 2,658
New Jersey HCFFA, Saint Joseph's Health System, 5.00%, 7/1/31  2,200 2,332
New Jersey HCFFA, Saint Joseph's Health System, 5.00%, 7/1/41  3,000 3,106
New Jersey HCFFA, Univ. Hosp., Series A, 5.00%, 7/1/46 (2) 3,500 3,608
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/37  800 811
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/39  1,500 1,517
New Jersey HCFFA, Valley Health System, 5.00%, 7/1/31  2,000 2,212
New Jersey HCFFA, Virtua Health, 5.00%, 7/1/29  1,000 1,038
New Jersey HCFFA, Virtua Health, Series C, VRDN, 0.55%, 7/1/43  2,050 2,050
New Jersey Higher Ed. Student Assistance Auth., Series 1A,
5.00%, 12/1/26 (6) 1,500 1,607
New Jersey Higher Ed. Student Assistance Auth., Series B, 5.00%,
12/1/25 (6) 1,000 1,077
New Jersey Higher Ed. Student Assistance Auth., Series B, 5.00%,
12/1/26 (6) 500 545
New Jersey Institute of Technology, Series A, 5.00%, 7/1/31  360 411
New Jersey Institute of Technology, Series A, 5.00%, 7/1/32  375 427
New Jersey Institute of Technology, Series A, 5.00%, 7/1/33  170 193
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  3,500 3,698
New Jersey Sports & Exposition Auth., Series A, 5.00%, 9/1/24  2,000 2,105
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
12/15/39  2,080 2,091
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/41  675 677
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  1,180 1,181
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/39  1,500 1,633
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/50  1,200 1,176
New Jersey Transportation Trust Fund Auth., Series AA, 4.50%,
6/15/49  2,231 2,281
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/38  1,550 1,729
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/50  1,000 1,075
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/44  1,675 1,666
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/46  500 495
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/50  2,790 2,734
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/34  2,000 2,169
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/35  1,665 1,804

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  3,500 3,752
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A1, 5.00%, 6/15/29  2,500 2,698
New Jersey Transportation Trust Fund Auth., Transportation
Program, Series AA, 5.00%, 6/15/23 (Prerefunded 6/15/22) (5) 1,795 1,797
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  4,850 5,271
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,000 1,031
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  3,500 3,563
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48  7,500 8,264
New Jersey Turnpike Auth., Series A-1, 5.00%, 1/1/35  2,000 2,184
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/40  4,000 4,391
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/30  500 557
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/31  1,000 1,111
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/32  1,500 1,664
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/33  500 554
New Jersey Turnpike Auth., Series G, 5.00%, 1/1/37  2,000 2,209
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  5,150 5,648
Newark Board of Ed., GO, 4.00%, 7/15/35 (3) 400 410
Newark Board of Ed., GO, 4.00%, 7/15/37 (3) 1,075 1,095
Newark City, Series C, GO, 4.00%, 10/1/34 (2) 120 126
Newark City, Series C, GO, 4.00%, 10/1/36 (2) 265 277
North Hudson Sewer Auth., 5.00%, 6/1/41 (2) 1,000 1,216
North Hudson Sewer Auth., 5.00%, 6/1/42 (2) 750 913
Rutgers Univ., Series M, 5.00%, 5/1/34  1,600 1,733
Salem County PCR, Atlantic City Electric, 2.25%, 6/1/29  3,000 2,746
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (6) 7,620 7,882
South Jersey Transportation Auth., Series A, 5.00%, 11/1/32 (2) 1,250 1,397
South Jersey Transportation Auth., Series A, 5.00%, 11/1/33 (2) 750 837
Tobacco Settlement Fin., Series A, 5.00%, 6/1/24  370 386
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37  2,905 3,107
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/28  500 534
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/29  400 426
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/31  435 462
357,317
NEW YORK 3.1%
Port Auth. of New York & New Jersey, Series 093, 6.125%, 6/1/94  1,000 1,063
Port Auth. of New York & New Jersey, Series 172, 5.00%, 10/1/34
(Prerefunded 6/20/22) (5)(6) 2,000 2,004
Port Auth. of New York & New Jersey, Series 198, 5.25%, 11/15/56  2,500 2,682
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (6) 5,000 5,342

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 224, 4.00%, 7/15/51  1,530 1,577
12,668
PENNSYLVANIA 2.6%
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/29
(Prerefunded 7/1/25) (5) 400 435
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/30
(Prerefunded 7/1/25) (5) 700 761
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/42  2,050 2,238
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/23  1,000 1,003
Delaware River Joint Toll Bridge Commission, Bridge System,
Series A, 5.00%, 7/1/44  750 845
Delaware River Port Auth., 5.00%, 1/1/40  2,000 2,042
Delaware River Port Auth., Series A, 5.00%, 1/1/34  2,000 2,237
Delaware River Port Auth., Series A, 5.00%, 1/1/40  1,000 1,080
10,641
PUERTO RICO 4.3%
Puerto Rico Commonwealth, VR, 11/1/43 (9)(10) 1,424 737
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1)(7) 1,460 1,560
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (7) 690 726
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (7) 500 519
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  106 97
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  265 157
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  206 201
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  635 612
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  159 153
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  216 204
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  224 209
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  230 233
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  229 241
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  627 684
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,223 2,456

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  967 1,093
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (10)(11) 10 9
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (10)(11) 20 19
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (10)(11) 150 140
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (10)(11) 40 37
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (10)(11) 50 46
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (10)(11) 65 60
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (10)(11) 80 74
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (10)(11) 10 9
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (10)(11) 910 844
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (10)(11) 160 148
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (10)(11) 70 65
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (10)(11) 45 42
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (10)(11) 20 19
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (10)(11) 50 47
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (10)(11) 35 33
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (10)(11) 10 9
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (10)(11) 20 19
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (10)(11) 15 14
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (10)(11) 165 154
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (10)(11) 45 42
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (10)(11) 20 19
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  190 191

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  1,315 1,337
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,497
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  495 340
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,189 726
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  3,050 924
17,746
Total Investments in Securities 99.4%
(Cost $421,952) $ 412,576
Other Assets Less Liabilities 0.6% 2,680
Net Assets 100.0% $ 415,256
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) When-issued security
(2) Insured by Assured Guaranty Municipal Corporation
(3) Insured by Build America Mutual Assurance Company
(4) Insured by National Public Finance Guarantee Corporation
(5) Prerefunded date is used in determining portfolio maturity.
(6) Interest subject to alternative minimum tax.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$6,079 and represents 1.5% of net assets.
(8) Escrowed to maturity
(9) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(10) Non-income producing
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HCFFA Health Care Facilities Financing Authority
PCR Pollution Control Revenue
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
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.
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VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Jersey Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE New Jersey Tax-Free Bond Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the

T. ROWE PRICE New Jersey Tax-Free Bond Fund

same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F47-054Q1 05/22